Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 22, 2018 USD ($)	Jan. 17, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Assumption of a term loan under a credit facility previously arranged by CMTC			$ 0	$ 15,750	$ 0
M/T Aristaios
Subsequent Event [Line Items]
DWT		113,689
Contracted price		$ 52,500
Cash consideration for acquisition of vessel		24,167
Assumption of a term loan under a credit facility previously arranged by CMTC		$ 28,333
Debt variable rate basis		LIBOR
Margin		2.85%
Repayment installments		12
Frequency of Payments		semi-annual
Repayment amount		$ 917
M/T Aristaios | Tesoro Far East Maritime Company 'Tesoro'
Subsequent Event [Line Items]
Gross Daily Hire Rate		$26.4
Commencement Of Charter Date		January 2017
Time Charter Years		Five years +/-45 days
M/T Anikitos
Subsequent Event [Line Items]
DWT	50,082
Contracted price	$ 31,500
Gross Daily Hire Rate	$15.3
Termination Or Earliest Expected Redelivery Date	June 2020
Debt variable rate basis	LIBOR
Margin	2.50%
Amount of the loan as as percentage of the vessel's charter free market value at the time of the dropdown	50.00%
Term loan non amortizing period	2 years
Maturity date	Jun. 16, 2023
M/T Anikitos | Option to extend the time charter
Subsequent Event [Line Items]
Time Charter Years	Eighteen months (+/-30 days)
Common Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan. 17, 2018
Dividend declared | $ / shares			$ 0.08
Dividends paid, Date of payment			Feb. 13, 2018
Dividends Payable, Date of Record			Feb. 02, 2018
Preferred Unitholders
Subsequent Event [Line Items]
Dividends Payable, Date Declared			Jan. 17, 2018
Dividend declared | $ / shares			$ 0.21375
Dividends paid, Date of payment			Feb. 09, 2018
Dividends Payable, Date of Record			Feb. 02, 2018